Significant Accounting Policies - Intagible Assets Amortized on the Basis of the Straight-line Method (Detail) - Software	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure Of Intangible Assets [Line Items]
Amortization period	P1Y
Top of range [member]
Disclosure Of Intangible Assets [Line Items]
Amortization period	P5Y